Comprehensive Income (Loss) - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign Currency Translation Net of Tax	$ (8,162,000)	$ (8,162,000)	[1]	$ (888,000)	[1]
Change in defined benefit pension and other postretirement benefit plans, deferred tax effects		12,000,000		19,000,000		16,000,000
Change in unrealized gain (loss) on foreign currency forward contracts and interest rate swaps, deferred tax effects		6,000,000		9,000,000		(1,000,000)
Change in unrealized foreign currency translation gain (loss), deferred tax effects		3,000,000		1,000,000		1,000,000
Discontinued Operations [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign Currency Translation Net of Tax	$ 8,000,000

[1]	Relates to the dispositions of Zuji in 2013 and TravelGuru and Sabre Pacific in 2012. See Note 4, Discontinued Operations and Dispositions.